Depreciation Amortization and Impairment by Per Function	12 Months Ended
Dec. 31, 2021
Depreciation And Amortisation Expense [Abstract]
Depreciation Amortization and Impairment by Per Function

6. Depreciation, amortization and impairment by function

	2021
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold[1]	(16,337)	(5,894)	—	(22,231)
Research and development expenses	(294)	(58)	(77)	(429)
Selling, general and administrative expenses[2]	(3,546)	(3,863)	(2,123)	(9,532)
Total depreciation/amortization/impairment by function	(20,177)	(9,815)	(2,200)	(32,192)

(1)	Within property, plant and equipment, the cost of goods sold portion of the EMEA asset impairment amounted to $1.5 million.
(2)	Within property, plant and equipment, the selling, general and administrative expenses portion of the EMEA asset impairment amounted to $3.5 million.

	2020
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(6,131)	(3,314)	—	(9,445)
Research and development expenses	(17)	(7)	(12)	(36)
Selling, general and administrative expenses	(189)	(2,500)	(948)	(3,637)
Total depreciation/amortization/impairment by function	(6,337)	(5,821)	(960)	(13,118)

	2019
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(3,775)	(2,866)	—	(6,641)
Research and development expenses	(9)	(7)	(6)	(22)
Selling, general and administrative expenses	(135)	(1,230)	(66)	(1,431)
Total depreciation/amortization/impairment by function	(3,919)	(4,103)	(72)	(8,094)